Risk - Changes in liabilities arising from investing activities under sensitivity analysis (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Scenario 1 | + 10%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	R$ 23,413
Scenario 1 | -10%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	(23,413)
Scenario 2 | + 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted average cost of capital	3,510
Scenario 2 | - 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted average cost of capital	R$ (3,510)